COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Years ending December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB
2016	226,524	20,700	247,224
2017	264,366	17,143	281,509
2018	185,736	17,101	202,837
2019	115,293	15,170	130,463
2020	54,293	10,089	64,382
Thereafter	17,943	8,977	26,920

Total	864,155	89,180	953,335